History And Reorganization of The Group - Summary of Cash Flow Summary And Income Summary of Consolidated Affiliated Entities And Subsidiaries (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Details Of Cash Flow Summary And Income Summary Of Consolidated Affiliated Entities And Subsidiaries [Line Items]
Total income		¥ 27,127,610	¥ 24,513,408	¥ 34,288,710
Total expenses		27,705,356	26,592,093	32,700,245
Net loss		(1,711,611)	(3,603,515)	953,098
Net cash generated from/(used in) operating activities		12,473,049	1,816,771	12,720,412
Proceeds from sale of investment assets		66,530,478	63,241,901	67,272,800
Payment for acquisition of investment assets		84,159,027	60,664,549	71,550,315
Net cash generated from investing activities		(16,467,025)	2,669,015	(3,469,530)
Net cash used in financing activities		3,317,440	(11,281,854)	(20,247,958)
Effect of exchange rate changes on cash and cash equivalents		(32,826)	17,278	(20,353)
Net increase/(decrease) in cash and cash equivalents		(709,362)	(6,778,790)	(11,017,429)
Add: Cash and cash equivalents at the beginning of the year		11,798,435	18,577,225	29,594,654
Cash and cash equivalents at the end of the year		11,089,073	11,798,435	18,577,225
Consolidated affiliated entities and subsidiaries [member]
Disclosure Details Of Cash Flow Summary And Income Summary Of Consolidated Affiliated Entities And Subsidiaries [Line Items]
Inter-company revenues		15,026	554,293	90,513
Total income		276,053	430,361	287,994
Inter-company expenses		(113,313)	(140,989)	(311,248)
Total expenses		(350,571)	(910,908)	(532,838)
Net loss		(74,518)	(480,547)	(244,844)
Inter-company cash flow		(944,744)	(1,431,064)	592,730
Reclassification (i)	[1]	0	0	(538,060)
Other operating activities		(75,013)	3,400	615,102
Net cash generated from/(used in) operating activities		(1,019,757)	(1,427,664)	669,772
Inter-company cash flow		0	234,747	311,736
Reclassification (i)	[1]	0	0	538,060
Payment for advances to consolidated entities		(180,000)	(3,430,000)	(700,000)
Receipts of repayment of the advances from consolidated entities		1,200,283	3,648,130	0
Proceeds from sale of investment assets		2,872,801	2,372,250	2,539,903
Payment for acquisition of investment assets		(2,790,000)	(1,656,500)	(859,230)
Other investing activities		4	86,767	(181)
Net cash generated from investing activities		1,103,088	1,255,394	1,830,288
Repayment for advances to consolidated entities		0	0	(4,679,877)
Receipts of advances from consolidated entities		0	0	37,850
Repayment of interest expenses and borrowings		0	(48,333)	0
Net cash used in financing activities		0	(48,333)	(4,642,027)
Effect of exchange rate changes on cash and cash equivalents		0	0	9
Net increase/(decrease) in cash and cash equivalents		83,331	(220,603)	(2,141,958)
Add: Cash and cash equivalents at the beginning of the year		87,337	307,940	2,449,898
Cash and cash equivalents at the end of the year		¥ 170,668	¥ 87,337	¥ 307,940

[1]	This represents the reclassification of certain cash flows that were considered as investing activities in the financial statements of consolidated entities and consolidated affiliated entities’ subsidiaries and as operating activities in the consolidated financial statements of the Group.